BUSINESS COMBINATION - Pro Forma Financial Information (Details) - LMA and Abacus - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Proforma revenue	$ 21,120,930	$ 17,538,734	$ 55,890,580	$ 48,830,191
Proforma net income	$ 1,050,972	$ 10,232,457	$ 14,424,416	$ 22,427,585